CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011
Current Assets:
Cash and cash equivalents	$ 31,221	$ 179,936	$ 11,757
Accounts receivable - trade, net	126,655	119,551	149,588
Inventories, net	245,578	193,343	255,793
Deferred income taxes	170	165	118
Other current assets	47,917	58,750	59,581
Assets held for sale			227,614
Total current assets	451,541	551,745	704,451
Property and Equipment, Net	224,587	238,664	254,612
Goodwill and Intangibles, Net	118,197	118,873	153,833
Deferred Income Taxes			487
Other Assets	49,027	40,722	30,623
Total Assets	843,352	950,004	1,144,006
Current Liabilities:
Short-term borrowings	4,681	4,476	148,155
Convertible Senior Notes	28,687	60,270	77,386
Accounts payable	168,849	144,060	154,747
Accrued expenses	215,001	217,346	185,165
Income taxes payable	794	805	2,402
Deferred income taxes	16	16	4,715
Liabilities held for sale			229,187
Total current liabilities	418,028	426,973	801,757
Long-Term Debt	384,841	381,569	521,722
Other Non-Current Liabilities	216,957	236,696	221,494
Deferred Income Taxes	15,724	13,752	19,018
Commitments and Contingencies (Note 10)
Stockholders' Deficit:
Preferred stock, $0.01 par value, authorized shares - 50,000,000, issued shares - none
Common stock, $1.00 par value, authorized shares - 250,000,000, issued shares - 176,437,234	176,437	176,437	176,437
Capital in excess of par value	147,137	302,330	338,486
Retained earnings	1,094,421	1,246,063	1,016,896
Accumulated other comprehensive loss	(5,854)	(5,924)	(68,252)
Total Fifth & Pacific Companies, Inc. stockholders' deficit, excluding treasury stock	1,412,141	1,718,906	1,463,567
Common stock in treasury, at cost - 63,237,133, 75,592,899 and 81,853,705 shares	(1,604,339)	(1,827,892)	(1,883,552)
Total stockholders' deficit	(192,198)	(108,986)	(419,985)
Total Liabilities and Stockholders' (Deficit) Equity	$ 843,352	$ 950,004	$ 1,144,006